Description of Business, Ownership, Basis of Presentation, and Principles of Consolidation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Variable Interest Entity, Policy

We have determined that DTAC is a variable interest entity (“VIE”) and DTAG is the primary beneficiary of DTAC. Therefore, the accounts of DTAG and DTAC are consolidated and intercompany transactions between DTAG and DTAC are eliminated in consolidation. We determined DTAG is the primary beneficiary of DTAC because DTAG has both (1) the power to direct the activities of DTAC that most significantly impact DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of DTAC. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loans DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC, as well as the fact that DTAC was created and designed by DTAG to obtain third party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to DTAC through various debt issuances, guarantees of DTAC’s debt, as well as operational liabilities owed to DTAG, all of which carry the obligation to absorb losses or receive benefits of DTAC. Creditors of DTAC generally do not have recourse to the general credit of DTAG, except that the special purpose entity (“SPE”) related to our term residual facility entered into a demand note with DTAC. The demand note is guaranteed by DTAG.

Basis of Accounting, Policy

These condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, such interim condensed consolidated financial statements reflect all normal recurring adjustments considered necessary to present fairly the financial position, results of operations, and cash flows for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes as of and for the year-ended December 31, 2012, which are included in our Annual Report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”) on March 28, 2013.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, managements’ experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities. Certain accounting estimates involve significant judgments, assumptions, and estimates by management that have a material impact on the carrying value of certain assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period which management considers to be critical accounting estimates. The judgments, assumptions, and estimates used by management are based on historical experience, management’s experience, and other factors, which are believed to be reasonable under the circumstances. Because of the nature of the judgments and assumptions made by management, actual results could differ materially from these judgments and estimates, which could have a material impact on the carrying values of our assets and liabilities and our results of operations.

Significant items subject to estimates and assumptions include the allowance for credit losses, inventory valuation, fair value measurements, certain legal reserves, our reserve for sales returns and allowances, our recovery receivables, and our warranty accrual. Estimates used in deriving these amounts are described in the footnotes herein. Actual results could differ from these estimates.

Finance Receivables

Our finance receivables are defined as one segment and class of loan, which is the sub-prime consumer auto loan. Therefore, the disaggregation of information into portfolio segment and classes for assets with different risk characteristics is limited, and the level of risks inherent in our financing receivables are managed as one homogeneous pool and further segmented with our proprietary credit scoring system as described below in “—Credit Quality Indicators.” We have chosen our internal customer credit scoring model since it has a direct and prominent impact in managing our portfolio receivables and monitoring its performance.

Finance receivables pledged as collateral associated with liabilities in our warehouse facilities, asset backed securitizations, and bank term financings, are provided in Note 5—Debt Obligations. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loan becomes 91—121 days contractually past due at month end under our charge-off policy. We do not have loans that meet the definition of troubled debt restructurings.

Finance Receivables—DriveTime

Finance receivables consist of the aggregate principal balances of all auto loans in our active portfolio, which are collateralized by used vehicles sold, plus accrued interest receivable and direct loan origination costs. Finance receivables are comprised of loans related to used vehicles sold by us, all of which are simple interest loans which may be prepaid without penalty. We do not place loans on nonaccrual status, nor do we classify loans as impaired, since accounts are charged-off when the loans are contractually past due, at 91 days (or later, if the customer makes a qualifying payment in accordance with the terms of our charge-off policy).

Dealer Finance Receivables—GO Financial

Dealer finance receivables consist of the aggregate carrying value of amounts advanced to dealers (“dealer advances”) participating in our indirect lending program through DTAC’s subsidiary, GO Financial, plus direct loan origination costs. We account for dealer finance receivables in a manner consistent with loans acquired with deteriorated credit quality, using the effective interest method. Third-party independent dealerships build discrete pools of loans and dealer advances are repaid by the dealerships, on a pool level, based on cash flows collected by GO from the pool of underlying customer loans. Each dealer pool is treated as a discrete unit of account, both during the open phase and during the closed phase for purposes of recognizing revenue and evaluating impairment. Dealer finance receivables are evaluated for impairment subsequent to pool closure and at the end of each quarterly accounting period. A decrease in expected cash flow, deriving a decrease in pool yield, results in pool impairment, which is recorded as a charge to provision for GO credit losses and a credit to allowance for GO credit losses. Subsequent improvement in expected cash flows, deriving an increase to pool yield, is treated first as a recovery of previously recorded allowance.

Charge-off Policy

For DriveTime receivables (excluding GO), the accrual of interest is discontinued and any accrued but unpaid interest is reversed and written-off along with any unamortized loan origination costs when the loans are charged-off. Accounts which have been charged-off have been removed from finance receivables. Net charge-offs consist of finance receivable principal balances charged-off, net of any amounts received from vehicles recovered and sold at auction, sales tax refunds, where applicable, and any subsequent collections on the charged-off accounts, as well as an estimate of recoveries on loans previously charged-off (recovery receivables).

Prior to December 2011, loans were charged-off at 91 days contractually past due. In December 2011, we made a modification to our charge-off policy, which was treated as a change in accounting estimate. Under our new charge-off policy, we charge-off the entire principal balance of receivables that are contractually 91 or more days past due at the end of a month, unless the customer has made a qualifying minimum payment within the previous 30 days from month-end, in which case the customer loan would not charge-off until 121 days contractually past due. This change was made as a result of a change in delinquency patterns, partially resulting from a fully centralized collections environment, and an analysis which indicated that loans which have made a qualifying payment within 30 days, are collectible, and therefore, should not be charged-off.

If this change was not executed, for the year-ended December 31, 2011, net charge-offs would have been $2.6 million higher than reported, provision for credit losses would have been $2.0 million higher than reported, interest income would have been $0.1 million lower than reported, and net income would have been $2.1 million lower than reported.

Underlying customer accounts in the GO program follow the same charge-off policy as DriveTime, except that upon charge-off, the loans are not removed from the dealer pool. However, expected cash flow of the pool is affected, thereby affecting effective yield and carrying value of the GO dealer finance receivables.

Allowance for Credit Losses

DriveTime maintains an allowance for credit losses on an aggregated basis. We accrue for estimated losses when it is probable that the amount will not be fully collectible and the amount of the loss can be reasonably estimated. The evaluation of the adequacy of the allowance for credit losses considers such factors as performance of the loan portfolio by month of origination (“static pool analysis”), the portfolio credit grade mix, our historical credit losses, the overall portfolio quality, delinquency status, the value of the underlying collateral, current economic conditions that may affect the borrowers’ ability to pay, and the overall effectiveness of collection efforts. This estimate of existing probable and estimable losses is primarily based on static pool analyses prepared for various segments of the portfolio utilizing historic loss experience, adjusted for the estimated impact of current economic factors. In management’s judgment, the allowance is maintained at a level that is adequate to provide for the estimate of probable credit losses inherent in our finance receivable portfolio. Charge-offs are recorded as a reduction to the allowance for credit losses at the time of charge-off. An estimate of recovery proceeds is recorded as an other asset, see “Recovery Receivables” below, until such time as the vehicle or other recovery proceeds are received. For previously charged-off accounts that are subsequently recovered, or portions thereof, the amount of such recovery is credited to the allowance for credit losses. On a quarterly basis management reviews the allowance for credit losses for reasonableness and adequacy. Adjustments to the allowance for credit losses as a result of our allowance analyses are recorded through the provision for credit losses.

See “Revenue Recognition—GO Financial” for a description of allowance for credit losses on GO dealer finance receivables.

Finance, Loan and Lease Receivables, Held-for-investment, Allowance and Nonperforming Loans, Nonperforming Loans Policy

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

An account is considered delinquent if a substantial portion of a scheduled payment has not been received by the date such payment was contractually due. Delinquencies may vary from period to period based upon the average age or seasoning of the portfolio, seasonality within the calendar year and economic factors. Delinquencies are presented on a Sunday-to-Sunday basis, which reflects delinquencies as of the nearest Sunday to period end. Sunday is used to eliminate any impact of the day of the week on delinquencies since delinquencies tend to be higher mid-week.

Income Tax, Policy

The condensed consolidated financial statements consist of financial and operating data of DTAG and DTAC, which are both S corporations. Since DTAC and DTAG are flow-through entities for federal income tax purposes, there is no federal income tax expense related to the income of DTAC and DTAG, other than for one of DTAG’s wholly-owned subsidiaries, which is a C corporation. The taxable income flows through to our shareholders who are responsible for paying the associated taxes. Although most states follow the federal recognition of S corporation status, some states do impose an entity level tax on that income; therefore, the tax expense is adjusted accordingly.

Income Taxes

DTAG and DTAC are both S-corporations for federal and state income tax purposes. There is no provision for income taxes, except for any amount of entity level state tax in certain jurisdictions, and federal income taxes related to a wholly-owned subsidiary of DTAG, which is a C-corporation. Income or losses of an S-corporation flow through to the individual shareholders, who report such income or loss on their individual income tax returns.

Limited Warranty	Our limited warranty accrual is recorded as a component of accrued expenses and other liabilities on the accompanying condensed consolidated balance sheets for each period presented.

Limited Warranty

A liability for the estimated cost of vehicle repairs under our warranty program is established at the time a used vehicle is sold by charging costs of used vehicles sold. The liability is evaluated for adequacy through an analysis based on the program’s historical performance of cost incurred per unit sold, and management’s estimate of frequency of vehicles to be repaired and severity of claims based on vehicles currently under warranty, which are based on the program’s historical performance and our expectation of future usage.

Legal Matters, Policy

In accordance with ASC 450, Contingencies, we establish an accrual for a liability when it is both probable that the liability has been incurred and the amount of the loss can be reasonably estimated. These accruals are reviewed monthly and adjusted to reflect the impact of negotiations, settlements and payments, rulings, advice of legal counsel, and other information and events pertaining to a particular case. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Valuation Methodologies, Policy

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term financing transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected utilizing an internal loss adjusted cash flow valuation model. The cash flow valuation model uses internally generated assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio, and a market discount rate.

Securitization debt

At March 31, 2013 and December 31, 2012, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

The portfolio term residual financing was amended in December 2012; therefore, we believe the fair value of this debt approximates carrying value at March 31, 2013 and December 31, 2012.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at March 31, 2013 and December 31, 2012.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2013. The Wells Fargo Warehouse Facility was executed in December 2011. Since the majority of the warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at March 31, 2013 and December 31, 2012.

Senior secured notes payable

The fair value of Senior Secured Notes payable at March 31, 2013 and December 31, 2012 was determined using third-party quoted market prices.

Revolving inventory facility

At March 31, 2013 and December 31, 2012, the fair value of the inventory facility was determined using a third party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Mortgage note payable

At March 31, 2013, and December 31, 2012, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Real estate facility

At March 31, 2013 and December 31, 2012, the fair value of the real estate facility was determined using a third-party discounted cash flow using market interest rates for this debt. Both periods utilize the December 31 analysis, as the market for these instruments is not considered volatile.

Valuation methodologies

Finance receivables

The fair value of finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio. We estimate the cash flow of the portfolio and the cash flow of our retained interests in securitization and bank term transactions in measuring total cash flow. These cash flows are developed on a leveraged basis since our finance receivable portfolio is financed by these debt instruments and are not separable transactions.

Dealer Finance Receivables—GO

The fair value of dealer finance receivables was estimated by discounting future cash flows expected to be collected using current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. This discounted cash flow is estimated utilizing an internal valuation model, which uses a combination of market inputs (i.e. discount rates for similar and like transactions) and our own assumptions regarding credit losses, recoveries, and prepayment rates in our portfolio.

Securitization debt

At December 31, 2012 and 2011, the fair value of securitization debt was determined using a third-party quoted market price.

Portfolio term residual financing

This facility was amended in September 2011 which gave us the ability to pre-pay the facility at any time without penalty. Therefore, we believe the fair value of this debt approximates carrying value at December 31, 2012 and December 31, 2011.

Bank term financings

In November 2012, we executed a bank term financing with Wells Fargo. Because this financing was recently executed, we believe the fair value approximates carrying value at December 31, 2012. The fair value of bank term financings at December 31, 2011 is based on third-party discounted cash flow using market interest rates for this debt. At December 31, 2012, we had paid off the balance of the bank term financings that were previously outstanding at December 31, 2011.

Portfolio warehouse facilities

The portfolio warehouse facilities are short term in nature and the interest rates adjust in conjunction with the lender’s cost of funds or 30-day LIBOR. The Deutsche Bank Warehouse Facility was renewed in December 2012. The Royal Bank of Scotland Warehouse Facility was renewed in March 2012. The Wells Fargo Warehouse Facility was executed in December 2011. Because these warehouse facilities were recently renewed or executed and contain a floating market rate of interest, we believe the fair value of these facilities approximate carrying value at December 31, 2012 and December 31, 2011.

Senior secured notes payable

The fair value of Senior Secured Notes payable at December 31, 2012 was determined using a third-party quoted market price.

Revolving inventory facility

At December 31, 2012, the fair value of the inventory facility was determined using a third-party discounted cash flow using market interest rates for this debt. At December 31, 2011, the fair value of the inventory facility was deemed to be carrying value since this facility was executed in November 2011.

Mortgage note payable

At December 31, 2012 and 2011, the fair value of this note was determined using third-party market prices for similar commercial real estate mortgages.

Equipment note payable

At December 31, 2012, the fair value of the equipment note payable was determined to be approximately carrying value since the note is due in less than 12 months, and can be repaid without penalty. At December 31, 2011, the fair value of the equipment note payable was determined using a third-party discounted cash flow using market interest rates for this type of debt.

Real estate facility

At December 31, 2012, the fair value of the real estate facility was determined using third-party market prices for similar real estate collateralized facilities.

Consolidation, Policy

In accordance with the indenture governing the 12.625% Senior Secured Notes due 2017 (see Note 5—Debt Obligations), certain wholly-owned U.S. subsidiaries of the Company have fully and unconditionally guaranteed the Senior Secured Notes on a joint and several basis. Pursuant to Regulation S-X, Rule 3-10(f), we are required to present condensed consolidating financial information for subsidiaries that have guaranteed the debt of a registrant issued in a public offering, where the guarantee is full and unconditional, joint and several, and where the voting interest of the subsidiary is 100% owned by the registrant.

Cash & Cash Equivalents

Cash & Cash Equivalents

We consider all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents. Periodically we maintain cash in excess of the amounts insured by the federal government.

Recovery Receivables

Recovery Receivables

Recovery receivables represent estimated recoveries to be received on charged-off finance receivables, including proceeds from selling repossessed vehicles at auction, along with insurance, bankruptcy and deficiency collections. The recovery amount from selling repossessed vehicles at auction is a forecast of vehicles to be recovered from loans previously charged-off and vehicles currently in our possession. We estimate the number of units we will recover and the value that we will receive for these vehicles at auction. Our forecast utilizes historical data with respect to recovery rates, values, and time from charge-off to repossession. Changes in recovery receivables are treated as increases or decreases to net charge-offs and ultimately the allowance for credit losses. At December 31, 2012 and 2011, recovery receivables amounted to $37.0 million and $34.5 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets.

Inventory

Inventory

Inventory consists of used vehicles held-for-sale, or currently undergoing reconditioning, and is stated at the lower of cost or market value. Vehicle inventory cost is determined by specific identification. Direct and indirect vehicle reconditioning costs including parts and labor, overhead, costs to transport the vehicles to our reconditioning centers and dealership locations, and other incremental costs are capitalized as a component of inventory cost.

Property and Equipment

Property and Equipment

Property and equipment consists of land, buildings, leasehold improvements, furniture, software, and repairs and maintenance costs that extend the life of an asset. Property and equipment is stated at cost and is shown net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the assets, which range from three to 15 years for equipment, three to five years for furniture, three years for software, five to ten years for building improvements, and thirty years for buildings. Leasehold improvements are depreciated using the straight-line method over the lesser of the lease term or the estimated useful lives of the related improvements.

Capitalized Internally Developed Software

Capitalized Internally Developed Software

We capitalize direct costs of materials and services consumed in developing or obtaining internal use software. We also capitalize payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the development stage and ends when the software is available for general use. Amortization of these costs is computed using the straight-line method over the estimated economic life of the software.

Deferred Financing Costs

Deferred Financing Costs

Costs relating to obtaining debt financing and capital leases are capitalized and amortized over the term of the related debt using the effective interest method. Unamortized deferred financing costs at December 31, 2012 and 2011 were $15.0 million and $15.8 million, respectively, and are included as a component of other assets on the accompanying consolidated balance sheets. Amortization of deferred financing costs is recorded as component of interest expense, and was $8.2 million, $11.9 million and $17.8 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Revenue Recognition

Revenue Recognition—DriveTime

Revenue from the sale of used vehicles is recognized upon delivery, when the sales contract is signed and the agreed-upon down payment or purchase price has been received. Sales of used vehicles include revenue from the sale of used vehicles, net of a reserve for returns and excludes sales tax. The reserve for returns is estimated using historical experience and trends. Our reserve for returns at December 31, 2012 and 2011 was $5.3 million and $1.5 million, respectively. Revenue is recognized at time of sale since persuasive evidence of an arrangement in the form of an installment sales contract exists, we have delivered the vehicle to the customer, transferred title, the sales have a fixed and determinable price, and collectability is reasonably assured.

Interest income consists of interest earned on finance receivables, net of amortization of loan origination costs, plus late payment fees and interest earned on investments held in trust. Interest income is recognized on the accrual basis, when earned, based on a simple interest method. Finance Receivables continue to accrue interest until repayment or charge-off. Customer loans may be prepaid without penalty. Direct loan origination costs related to loans originated at our dealerships are deferred and charged against interest income over the life of the related loans using the effective interest method.

Revenue Recognition—GO Financial

We recognize revenue for dealer finance receivables (dealer finance income) under the effective interest method, by applying a loss adjusted forecast of cash flows for each dealer pool, such that revenue is recognized on a level-yield basis. Open pools establish an effective yield at either their first fiscal quarter, or upon maturation of the pool. The effective yield established is held constant for an open pool until pool closure, unless circumstances warrant a yield adjustment or impairment assessment prior to pool closure. For each accounting period subsequent to pool closure, expected cash flows are re-estimated. Deterioration in expected cash flows, both in the open and closed pool stage, is reflected as a provision for loan loss and corresponding allowance for credit losses, at the pool level. Any subsequent improvement in expected cash flows of the impaired pool(s) will first reverse any previous allowance for credit loss and be prospectively reflected as an increase in the pool yield. For closed pools, if the re-estimation of expected cash flows results in a higher effective yield, an increase in the pool yield is reflected prospectively.

Cost of Used Vehicles Sold

Cost of Used Vehicles Sold

Cost of used vehicles sold includes the cost to acquire vehicles, standard production costs, and the reconditioning and transportation costs associated with preparing the vehicles for resale. Direct and indirect vehicle reconditioning costs, including parts and labor, overhead, costs to transport the vehicles to our dealership locations, warranty costs, and other incremental costs which are allocated to inventory via standard costing, are included in cost of used vehicles sold. The cost of used vehicles sold is determined on a specific identification basis.

Accounting for Transfers of Financial Assets

Accounting for Transfers of Financial Assets

Securitizations. We periodically sell loans originated at our dealerships to our bankruptcy-remote securitization subsidiaries, which, in turn, transfer the loans to separate trusts that issue notes and certificates collateralized by these loans. The notes (asset-backed securities) are sold to investors, and we retain the residual certificates. We continue to service all securitized loans. We have determined that the trusts are variable interest entities and that DTAC is the primary beneficiary of those trusts, therefore, loans included in the securitization transactions are recorded as finance receivables and the asset-backed securities that are issued by the trusts are recorded as a component of portfolio term financings in the accompanying consolidated balance sheets. The bankruptcy remote securitization subsidiaries are owned and controlled by DTAC.

Additional credit enhancement is achieved via over collateralization and a cash reserve account is established for the benefit of the Asset-Backed Security note holders. The reserve accounts are classified as restricted cash and investments held in trust in the consolidated balance sheets.

Warehouse facilities. We utilize portfolio warehouse facilities in order to fund our finance receivable originations. Loans originated are pledged to the warehouse lenders to create borrowing base. The pledge of collateral is accomplished through a sale from DTAC to the bankruptcy-remote entity (an SPE) formed for each warehouse facility. Although these sales are treated as true-sales for legal purposes, we have determined these SPEs to be VIEs, for which DTAC is the primary beneficiary, therefore, DTAC consolidates the VIEs and finance receivables pledged to the SPEs and the associated debt of the warehouse facilities are consolidated into our financial statements.

Other Portfolio Term Financings. As with our traditional securitization program, under our bank term financings, we pooled loans originated at our dealerships and sold them to either (i) a special purpose entity which transfers the loans to a separate trust which, in turn, issues a note collateralized by the loans; or (ii) we sold the pooled loans, in a secured financing transaction, directly to a third-party financial institution to yield a specified return with the right to repurchase these loans at a specified date. We retained all servicing. Both types of transactions are accounted for as secured financings, either due to our right to repurchase the loans sold at a specified date or due to certain restrictions placed on the trusts. Therefore, the loans included in these transactions remain in finance receivables and the debt is reflected as a component of portfolio term financings on the consolidated balance sheets.

Provision for Credit Losses

Provision for credit losses is the charge recorded to operations in order to maintain an allowance for credit losses adequate to cover losses inherent in the DriveTime and Go Financial portfolios.

Advertising

Advertising

All costs related to advertising and marketing are expensed in the period incurred. Advertising costs related to production are capitalized, and expensed once the media is aired. We had no capitalized advertising costs as of December 31, 2012 and $0.8 million as of 2011. Total advertising costs for the years ended December 31, 2012, 2011, and 2010 were $28.0 million, $22.3 million, and $16.5 million, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We own some of our used vehicle sales facilities, a reconditioning facility, and an operations call center building. These long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed would be reported at the lower of the carrying amount or fair value less costs to sell, and would no longer be depreciated. At December 31, 2012 and 2011, there were no indications of impairment pertaining to these assets.

Business Segments

Business Segments

Business segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. With the introduction of the indirect lending line of business through our wholly-owned subsidiary, GO Financial, we have determined that we have two reportable business segments, one for our DriveTime operations, and one for GO Financial. The DriveTime segment is a vertically integrated platform which enables us to both sell and finance used vehicles to customers with subprime credit. We finance substantially all of the vehicles sold at our DriveTime dealerships in a single sales/finance transaction and decisions regarding allocation of resources and assessing operating performance are reviewed by the CFO and CEO of DriveTime (chief operating decision maker function). Our GO Financial segment provides subprime auto financing to third-party automobile dealerships. The third-party automobile dealerships originate retail installment sales contracts to finance purchases of vehicles by their customers who have modest incomes and who have experienced credit difficulties or have a limited credit history (subprime customers). Operating metrics, financial performance, and bonus levels for management and employees for GO are assessed by the President of GO who serves as the chief operating decision maker for GO. See Note 20—“Segment Information” for additional information regarding our business segments.

Stock-Based Compensation

Stock-Based Compensation

We record compensation expense for awards of restricted stock granted to employees in accordance with ASC 718, see “Compensation—Stock Compensation.” Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value. We utilized a third-party financial and economic appraiser to assist us in determining the grant-date fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods using graded vesting (see Note 12—“Shareholders’ Equity & Dividends”).

Related Party Expense

Certain general and administrative expenses and salaries and wages of Verde and Verde employees who are enrolled in our health plan are reflected in our general and administrative expenses—related party.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. The below information is not a comprehensive list of all new pronouncements. We have only included those pronouncements we believe the reader of the financial statements would find meaningful. We have excluded certain pronouncements that we believe do not apply to us or the industry in which we operate.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If a qualitative assessment indicates that it is not more likely than not that an asset is impaired, a quantitative impairment test is not required. This pronouncement is effective for fiscal years beginning after September 15, 2012. The Company does not have any indefinite-lived intangible assets. Therefore, this pronouncement will not currently have an impact on us.